Related Parties Balances and Transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 20, 2022	Dec. 31, 2023	May 31, 2023	Apr. 30, 2023	Sep. 30, 2022	Jul. 28, 2021
Related Parties Balances and Transactions [Line Items]
Equity holder percentage		30.00%
Loan amount			¥ 2,023	¥ 12,000
Maturity date		90 days
Due to employees						¥ 14,525
Disposal loss	¥ 13,128					¥ 38
Consideration amount	31,000
Payables due	¥ 24,150
Daqing Mao [Member]
Related Parties Balances and Transactions [Line Items]
Loan amount					¥ 8,500
Interest rate		8.00%
Loan maturity date		Sep. 20, 2023
Daqing Mao [Member] | USD [Member]
Related Parties Balances and Transactions [Line Items]
Loan amount					¥ 3,500
Angela Bai [Member]
Related Parties Balances and Transactions [Line Items]
Interest rate		8.00%
Loan maturity date		Mar. 18, 2023